Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Fiscal Year Ending	Rental Expense	Less, Sublease Income	Net
2013	$1,939,000	$72,000	$1,867,000
2014	1,110,000	72,000	1,038,000
2015	1,053,000	66,000	987,000
2016	374,000	-	374,000
Thereafter	286,000	-	286,000
	$4,762,000	$210,000	$4,552,000